AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Shares	Value
Common Stocks - 93.0%
Communication Services - 0.7%
Reading International, Inc., Class A (United States)*	179,800	$584,350
Consumer Discretionary - 16.3%
America's Car-Mart, Inc. (United States)*,1	36,000	2,851,560
B&S Group, S.A.R.L. (Luxembourg)[2]	575,000	2,550,473
Dong Ah Tire & Rubber Co., Ltd. (South Korea)	74,000	678,394
Legacy Housing Corp. (United States)*	170,000	3,869,200
Texhong International Group, Ltd. (Hong Kong)	5,029,500	3,858,212

Total Consumer Discretionary		13,807,839
Consumer Staples - 10.8%
Delfi, Ltd. (Singapore)	3,665,300	3,115,494
Italian Wine Brands S.P.A (Italy)	128,500	3,325,096
Naked Wines PLC (United Kingdom)*	1,350,000	1,700,181
NeoPharm Co., Ltd. (South Korea)	77,000	1,077,394

Total Consumer Staples		9,218,165
Energy - 23.1%
Amplify Energy Corp. (United States)*	220,000	1,511,400
Arrow Exploration Corp. (Canada)*	6,400,000	1,286,892
Hargreaves Services PLC (United Kingdom)	510,000	2,642,371
Hemisphere Energy Corp. (Canada)	1,150,000	1,089,160
Horizon Oil, Ltd. (Australia)	22,500,000	2,568,613
Noram Drilling A.S. (Norway)	215,000	1,206,968
Pardee Resources Co., Inc. (United States)	3,400	816,000
Total Energy Services, Inc. (Canada)	1,153,600	7,067,560
Unit Corp. (United States)	32,000	1,396,800

Total Energy		19,585,764
Financials - 8.9%
Omni Bridgeway, Ltd. (Australia)*	4,230,000	7,543,352
Industrials - 20.3%
Boustead Singapore, Ltd. (Singapore)	1,350,000	836,903
CB Industrial Product Holding Bhd (Malaysia)	2,580,800	619,977
Cie de L'Odet SE (France)	1,550	2,403,104
Fila S.P.A. (Italy)	66,000	496,543
Ifis Japan, Ltd. (Japan)	92,000	423,760
Komelon Corp. (South Korea)	55,000	400,247
Macfarlane Group PLC (United Kingdom)	1,400,000	1,847,933
Maezawa Industries, Inc. (Japan)	195,000	972,086
Mitani Corp. (Japan)	47,000	477,661
Ocean Wilsons Holdings, Ltd. (Bermuda)[1]	115,000	1,283,869
Sam Yung Trading Co., Ltd. (South Korea)	93,900	963,521
Sekisui Jushi Corp. (Japan)	100,000	1,573,007
	Shares	Value

Sinko Industries, Ltd. (Japan)	70,200	$877,757
U-Haul Holding Co., Non-Voting Shares (United States)	79,000	4,096,150

Total Industrials		17,272,518
Information Technology - 0.8%
Bixolon Co., Ltd. (South Korea)	130,000	644,987
Materials - 11.6%
Amerigo Resources, Ltd. (Canada)	1,500,000	1,809,101
Brickability Group PLC (United Kingdom)	4,900,000	3,868,570
KISCO Holdings Co., Ltd. (South Korea)	101,000	1,572,463
Master Drilling Group, Ltd. (South Africa)	700,000	558,270
Okamoto Industries, Inc. (Japan)	39,500	1,186,436
Pumtech Korea Co., Ltd. (South Korea)	36,400	422,108
SK Kaken Co., Ltd. (Japan)	1,500	452,457

Total Materials		9,869,405
Utilities - 0.5%
Maxim Power Corp. (Canada)*	140,000	428,857

Total Common Stocks (Cost $73,716,059)		78,955,237
Preferred Stock - 1.2%
Information Technology - 1.2%
Samsung Electronics Co., Ltd., 2.620% (South Korea)	24,000	998,750

Total Preferred Stock (Cost $398,488)		998,750

Principal Amount
Short-Term Investments - 5.9%
Joint Repurchase Agreements - 0.4%[3]
RBC Dominion Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $381,032 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.375%, 04/06/23 - 02/20/53, totaling $388,497)	$380,879	380,879

	Shares
Other Investment Companies - 5.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.71%[4]	1,860,283	1,860,283
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.79%[4]	2,790,424	2,790,424

Total Other Investment Companies		4,650,707

Total Short-Term Investments (Cost $5,031,586)		5,031,586
Total Investments - 100.1% (Cost $79,146,133)		84,985,573

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
Value

Other Assets, less Liabilities - (0.1)%	$(64,698)
Net Assets - 100.0%	$84,920,875

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,990,425 or 2.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of this security amounted to $2,550,473 or 3.0% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Energy	$15,810,183	$3,775,581	—	$19,585,764
Industrials	8,684,832	8,587,686	—	17,272,518
Consumer Discretionary	9,271,233	4,536,606	—	13,807,839
Materials	6,235,941	3,633,464	—	9,869,405
Consumer Staples	—	9,218,165	—	9,218,165
Financials	—	7,543,352	—	7,543,352
Information Technology	—	644,987	—	644,987
Communication Services	584,350	—	—	584,350
Utilities	428,857	—	—	428,857
Preferred Stock†	—	998,750	—	998,750
Short-Term Investments
Joint Repurchase Agreements	—	380,879	—	380,879
Other Investment Companies	4,650,707	—	—	4,650,707
Total Investments in Securities	$45,666,103	$39,319,470	—	$84,985,573

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at March 31, 2023, was as follows:
Country	% of Long-Term Investments
Australia	12.6
Bermuda	1.6
Canada	14.6
France	3.0
Hong Kong	4.8
Italy	4.8
Japan	7.5
Luxembourg	3.2
Malaysia	0.8
Norway	1.5
Singapore	4.9
South Africa	0.7
South Korea	8.5
United Kingdom	12.6
United States	18.9
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,990,425	$380,879	$1,596,452	$1,977,331
The following table summarizes the securities received as collateral for securities lending at March 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.625%	04/15/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.